Long Term Loan to a Third-Party	12 Months Ended
Dec. 31, 2023
Long Term Loan to a Third-Party [Abstract]
LONG TERM LOAN TO A THIRD-PARTY

NOTE 7 — LONG TERM LOAN TO A THIRD-PARTY

On April 3, 2023, the Company entered a loan agreement with Liberty Asset Management Capital Limited (the “Borrower”) to lend the Borrower $2.0 million for two years, with a maturity date of April 3, 2025. The loan has a fixed interest rate of 4.5% per annum. The Company recorded interest income of $66,822 for the year ended December 31, 2023.